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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06537
Invesco Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade

New York Municipals

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-CE-IGNYM-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–169.28%(a)

New York–162.84%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (b)(c)	5.75%	11/15/2017	$1,000	$1,022,480
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (d)	5.00%	12/15/2025	500	553,435
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/2020	2,360	2,774,510
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	3,700	4,041,732
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,133,493
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	8,315	4,216,869
Series 2009, PILOT RB (b)(c)	6.25%	01/15/2020	1,565	1,776,995
Series 2009, PILOT RB (b)(c)	6.38%	01/15/2020	1,025	1,167,157
Series 2016 A, PILOT Ref. RB (f)	5.00%	07/15/2042	10,055	11,339,124
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,651,305
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,320,808
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (g)(h)	5.00%	01/01/2035	2,700	2,915,352
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	650	720,961
Series 2012, RB	5.00%	08/01/2042	2,250	2,471,715
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,190,740
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	2,400	2,410,296
Erie (County of) Industrial Development Agency (City of Buffalo School District);
Series 2011 A, School Facility RB (f)	5.25%	05/01/2028	2,500	2,874,175
Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,710	3,080,755
Series 2011 A, School Facility RB (f)	5.25%	05/01/2031	1,000	1,136,810
Series 2015, Ref. RB (f)	5.00%	05/01/2026	5,000	6,185,850
Series 2015, Ref. RB (f)	5.00%	05/01/2027	2,500	3,059,550
Series 2015, Ref. RB (f)	5.00%	05/01/2028	2,500	3,028,725
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,225	3,224,742
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	3,115	3,353,173
Hudson Yards Infrastructure Corp.;
Series 2011 A, RB	5.75%	02/15/2047	3,160	3,604,043
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	3,160	3,703,141
Long Island Power Authority;
Series 2009 A, Electric System General RB	5.75%	04/01/2039	635	681,126
Series 2009 A, Electric System General RB (b)(c)	6.25%	04/01/2019	1,860	2,039,974
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,560,819
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	2,065	2,470,793
Series 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	3,975	4,642,243
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB (b)(c)	5.00%	11/15/2019	500	549,770
Series 2009 B, Dedicated Tax Fund RB (b)(c)	5.25%	11/15/2019	1,535	1,697,096
Series 2012 H, RB	5.00%	11/15/2030	750	875,243
Series 2013 E, RB	5.00%	11/15/2030	2,750	3,211,450
Subseries 2004 B-2, Dedicated Tax Fund RB	5.00%	11/15/2032	1,360	1,549,992
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	880	968,730
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,166,400
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB	5.00%	07/01/2036	2,030	2,291,890
Series 2013 A, RB	5.00%	07/01/2038	1,000	1,143,890
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (f)	5.00%	11/15/2051	10,095	10,992,446
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	420	423,234
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	152	25,297

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	$1,000	$1,116,610
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	2,250	2,447,370
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,120
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	1,250	1,244,275
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (d)(g)	5.75%	12/01/2022	2,000	2,024,240
Series 1997 6, Special Obligation RB (INS-NATL) (d)(g)	5.75%	12/01/2025	2,500	2,530,300
Series 2010, Special Obligation RB	6.00%	12/01/2042	1,930	2,176,114
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (f)(g)	5.00%	11/01/2025	10,000	10,367,100
Two Hundred Series 2017, Ref. Consolidated RB (f)	5.25%	10/15/2057	6,885	8,153,699
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/2021	2,445	2,634,414
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (b)(c)	5.25%	11/01/2017	3,700	3,769,005
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (d)	5.00%	01/01/2036	2,860	2,866,921
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	3,000	3,263,610
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	600	667,074
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,000	3,481,770
Series 2017 DD, Water & Sewer System RB (f)	5.25%	06/15/2047	3,600	4,330,476
Subseries 2011 A-1, VRD Water & Sewer System RB (i)	0.80%	06/15/2044	3,250	3,250,000
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	2,950	3,096,438
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	1,650	1,743,572
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2027	4,500	4,805,865
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2039	2,500	2,657,725
Subseries 2009 A-1, Future Tax Sec. RB (b)(c)(f)	5.00%	05/01/2019	500	538,930
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2028	625	673,663
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2029	500	538,930
Subseries 2011 D-1, Future Tax Sec. RB (f)	5.00%	11/01/2033	13,500	15,372,180
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	1,135	1,301,573
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	1,880	2,034,705
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB (b)(c)	5.00%	10/01/2018	1,550	1,636,475
Series 2008 1A, Ref. RB (b)(c)(f)	5.00%	10/01/2018	2,250	2,375,528
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,331,260
New York (City of);
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.50%	11/15/2018	4,050	4,323,820
Subseries 2008, Unlimited Tax GO Bonds (f)	5.25%	08/15/2028	1,140	1,199,918
Subseries 2008 A-1, Unlimited Tax GO Bonds (f)	5.25%	08/15/2027	1,140	1,200,055
Subseries 2008 G-1, Unlimited Tax GO Bonds (b)(c)	6.25%	12/15/2018	390	422,280
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,816
Subseries 2008 I-1, Unlimited Tax GO Bonds (f)	5.00%	02/01/2026	10,000	10,278,100
Subseries 2008 L-1, Unlimited Tax GO Bonds (f)	5.00%	04/01/2027	10,000	10,345,500
Subseries 2009 I-1, Unlimited Tax GO Bonds (b)(c)	5.25%	04/01/2019	195	210,444
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/2032	3,305	3,551,520
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (e)	0.00%	06/01/2038	4,415	1,273,286
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2045	1,685	1,804,989
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	540	580,365
Series 2012 A, RB	5.00%	07/01/2028	1,000	1,119,390
Series 2012 A, RB	5.00%	07/01/2029	1,000	1,115,850

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2027	$700	$900,494
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2030	1,750	2,308,022
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2031	445	592,758
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS-AGM) (d)	5.75%	11/01/2040	1,255	1,426,872
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,108,260
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	2,150	2,330,578
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (d)	5.25%	07/01/2028	2,065	2,488,408
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (b)(c)	5.00%	07/01/2018	1,415	1,478,817
Series 2011 A, RB	5.13%	07/01/2029	500	573,020
Series 2014, RB	5.00%	07/01/2044	1,000	1,138,380
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/2030	3,000	3,391,410
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,168,027
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (d)	5.00%	07/01/2041	2,715	2,723,824
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (d)	5.50%	07/01/2023	3,750	4,554,562
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM) (d)	5.00%	02/15/2027	255	255,854
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (d)(g)	5.25%	02/15/2028	1,770	1,852,482
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	2,125	2,324,771
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(c)	5.13%	07/01/2019	1,750	1,901,480
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (b)(c)	6.00%	07/01/2020	500	574,235
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS-AMBAC) (d)	5.50%	07/01/2031	2,500	3,286,650
Series 2001 1, RB (INS-BHAC) (d)	5.50%	07/01/2031	1,115	1,439,387
Series 2017 A, Ref. Non State Supported Debt RB	5.00%	07/01/2043	1,030	1,216,924
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009 A, RB (b)(c)	5.50%	05/01/2019	1,250	1,359,600
Series 2011 A, RB	5.00%	05/01/2032	500	557,230
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB (h)	5.00%	12/01/2045	1,075	1,167,912
Series 2017, Ref. RB (h)	5.00%	12/01/2037	1,500	1,657,800
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	30	35,937
Series 2013 A, RB (b)(c)	5.00%	05/01/2023	25	29,947
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,248,442
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,392,466
New York (State of) Dormitory Authority (Pratt Institute);
Series 2009 C, RB (b)(c)	5.13%	07/01/2019	1,000	1,087,430
Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,208,603
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,750	1,924,965
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	2,072,446
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 D, RB (b)(c)	5.75%	10/01/2018	2,500	2,662,900
Series 2011 A, RB	5.00%	10/01/2025	1,195	1,361,714
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	2,780	3,178,291
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,593,645
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 B, RB	5.25%	05/15/2019	2,130	2,228,534

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	$2,815	$3,255,407
New York (State of) Dormitory Authority (The New School);
Series 2010, RB (b)(c)	5.50%	07/01/2020	2,755	3,122,379
Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,939,980
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,355,567
New York (State of) Dormitory Authority (University of New York Dormitory Facilities); Series 2017 A, Ref. Non State Supported Debt RB	5.00%	07/01/2046	2,065	2,423,980
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB (b)(c)	5.00%	10/01/2019	465	509,087
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (d)	5.00%	10/01/2024	35	37,932
Series 2010 E, General Purpose Personal Income Tax RB	5.00%	02/15/2040	500	544,900
Series 2014 C, Personal Income Tax RB (f)	5.00%	03/15/2041	6,000	6,858,540
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	2,009,021
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	410	439,303
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB (b)(c)	5.00%	10/01/2018	1,000	1,053,790
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,666,663
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,000	1,158,370
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (f)	5.00%	12/15/2032	12,500	14,762,500
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/2030	2,780	2,999,064
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016, Sub. Lien CAB RB (e)	0.00%	11/15/2044	1,730	579,014
Series 2016, Sub. Lien CAB RB (e)	0.00%	11/15/2056	5,000	966,050
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/2044	2,895	3,112,820
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/2044	1,085	1,299,146
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	2,125	2,411,960
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB (f)	5.00%	09/15/2040	14,445	16,456,755
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	3,215	3,604,851
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	2,785	3,034,564
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,145	2,809,714
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	2,088,070
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,570	1,791,794
New York State Urban Development Corp.;
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	785,460
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2025	2,000	2,094,340
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2026	2,055	2,215,948
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)(g)	5.00%	07/01/2046	7,000	7,653,520
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (g)	5.00%	04/01/2028	1,000	1,130,620
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	725	808,397
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (d)	5.00%	06/15/2023	940	1,122,134
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility);
Series 1999 A, Civic Facility RB	5.88%	12/01/2029	475	475,722
Series 1999 B, Civic Facility RB	6.00%	12/01/2019	140	140,416
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	2,435	2,609,979
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (b)(c)	5.13%	07/01/2019	2,250	2,445,750
Rockland Tobacco Asset Securitization Corp.;
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	08/15/2045	8,500	1,202,580
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	08/15/2060	96,000	3,166,080

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	$7,235	$8,688,294
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/2027	1,460	1,460,482
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	1,035	1,130,955
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,206,422
Syracuse (City of) Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. PILOT RB (g)	5.00%	01/01/2032	1,500	1,723,050
Series 2016 A, Ref. PILOT RB (g)	5.00%	01/01/2034	1,620	1,842,523
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (g)	5.00%	11/01/2036	500	533,805
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	750	830,475
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	1,051,930
Series 2013 A, RB	5.00%	07/01/2032	750	774,638
Series 2013 A, RB	5.00%	07/01/2038	2,000	2,038,960
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. Sub. CAB RB (e)	0.00%	11/15/2032	2,000	1,216,460
Series 2013 C, RB (f)	5.00%	11/15/2038	7,210	8,300,585
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/2030	2,500	2,759,425
Series 2010 A, RB	5.13%	09/01/2040	985	1,081,353
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	2,885	3,243,605
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,078,810
Series 2009 A, Ref. RB	5.00%	07/01/2026	815	878,521
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (g)(h)	7.00%	06/01/2046	685	685,548
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	2,705	2,762,319
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,200	1,261,500
				467,609,508

Guam–5.05%

Guam (Territory of) (Section 30);
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2033	2,000	2,227,000
Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	860	958,375
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	500	558,735
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB (g)	6.25%	10/01/2034	1,500	1,706,310
Series 2013 C, General RB (INS-AGM) (d)(g)	6.00%	10/01/2034	950	1,106,085
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,020	1,080,965
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,370	1,456,790
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,500	3,736,600
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	435	458,555
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,125	1,199,329
				14,488,744

Virgin Islands–1.05%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	785	816,086
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,570	1,304,717
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,055	908,841
				3,029,644

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–0.34%

Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (d)(e)	0.00%	08/01/2044	$4,500	$964,665
TOTAL INVESTMENTS(j)–169.28% (Cost $453,085,857)				486,092,561
FLOATING RATE NOTE OBLIGATIONS–(38.21)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 11/01/2025 to 10/15/2057 (See Note 1D)(k)				(109,725,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.48)%				(90,397,977)
OTHER ASSETS LESS LIABILITIES–0.41%				1,184,900
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$287,154,484

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
GO	—General Obligation
INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Zero coupon bond issued at a discount.

(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(g)	Security subject to the alternative minimum tax.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $12,299,060, which represented 4.28% of the Trust’s Net Assets.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $180,646,708 are held by TOB Trusts and serve as collateral for the $109,725,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $27,579,883 and $17,981,365, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,450,968
Aggregate unrealized (depreciation) of investment securities	(1,481,976)
Net unrealized appreciation of investment securities	$31,968,992
Cost of investments for tax purposes is $454,123,569.

Invesco Trust for Investment Grade New York Municipals

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Trust for Investment Grade New York Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.